Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
As a result of the retrospective application of the change in accounting principle, certain line items in our consolidated financial statements and related notes were adjusted as follows:

Consolidated statement of income (loss) for the year ended December 31, 2020:	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$15,606	$8	$15,614
Gross margin	$3,850	$(8)	$3,842
Operating profit	$1,623	$(8)	$1,615
Earnings before income taxes	$1,455	$(8)	$1,447
Income tax expense (benefit)	$384	$(2)	$382
Net earnings	$1,071	$(6)	$1,065
Net earnings available to Whirlpool	$1,081	$(6)	$1,075
Basic net earnings available to Whirlpool	$17.24	$(0.09)	$17.15
Diluted net earnings available to Whirlpool	$17.07	$(0.09)	$16.98

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2020:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$1,071	$(6)	$1,065
Comprehensive income (loss)	$880	$(6)	$874
Comprehensive income (loss) available to Whirlpool	$888	$(6)	$882

Consolidated balance sheet as at December 31, 2020:	As Originally Reported	Effect of Change	As Adjusted
Inventories	$2,187	$114	$2,301
Total current assets	$9,015	$114	$9,129
Deferred income taxes	$2,217	$(28)	$2,189
Total assets	$20,350	$86	$20,436
Retained earnings	$8,639	$86	$8,725
Total Whirlpool stockholders' equity	$3,799	$86	$3,885
Total stockholders' equity	$4,709	$86	$4,795
Total liabilities and stockholders' equity	$20,350	$86	$20,436

Consolidated statement of cash flows for the year ended December 31, 2020:	As Originally Reported	Effect of Change	As Adjusted
Net earnings	$1,071	$(6)	$1,065
Inventories	$241	$8	$249
Taxes deferred and payable, net	$156	$(2)	$154

Consolidated statement of changes in stockholder's equity for the year ended December 31, 2020:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$1,071	$(6)	$1,065
Comprehensive income (loss)	$880	$(6)	$874
Total stockholders' equity	$4,709	$86	$4,795

Consolidated statement of income (loss) for the year ended December 31, 2019:	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$16,886	$22	$16,908
Gross margin	$3,533	$(22)	$3,511
Operating profit	$1,571	$(22)	$1,549
Earnings before income taxes	$1,552	$(22)	$1,530
Income tax expense (benefit)	$354	$(6)	$348
Net earnings	$1,198	$(16)	$1,182
Net earnings available to Whirlpool	$1,184	$(16)	$1,168
Basic net earnings available to Whirlpool	$18.60	$(0.26)	$18.34
Diluted net earnings available to Whirlpool	$18.45	$(0.26)	$18.19

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2019:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$1,198	$(16)	$1,182
Comprehensive income (loss)	$1,275	$(16)	$1,259
Comprehensive income (loss) available to Whirlpool	$1,261	$(16)	$1,245

Consolidated balance sheet as at December 31, 2019:	As Originally Reported	Effect of Change	As Adjusted
Inventories	$2,438	$122	$2,560
Total current assets	$7,398	$122	$7,520
Deferred income taxes	$2,238	$(30)	$2,208
Total assets	$18,881	$92	$18,973
Retained earnings	$7,870	$92	$7,962
Total Whirlpool stockholders' equity	$3,195	$92	$3,287
Total stockholders' equity	$4,118	$92	$4,210
Total liabilities and stockholders' equity	$18,881	$92	$18,973

Consolidated statement of cash flows for the year ended December 31, 2019:	As Originally Reported	Effect of Change	As Adjusted
Net earnings	$1,198	$(16)	$1,182
Inventories	$(39)	$22	$(17)
Taxes deferred and payable, net	$(116)	$(6)	$(122)

Consolidated statement of changes in stockholder's equity for the year ended December 31, 2019:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$1,198	$(16)	$1,182
Comprehensive income (loss)	$1,275	$(16)	$1,259
Total stockholders' equity	$4,118	$92	$4,210

Consolidated statement of income (loss) for the year ended December 31, 2018:	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$17,500	$(46)	$17,454
Gross margin	$3,537	$46	$3,583
Operating profit	$279	$46	$325
Earnings before income taxes	$(21)	$46	$25
Income tax expense (benefit)	$138	$12	$150
Net earnings	$(159)	$34	$(125)
Net earnings available to Whirlpool	$(183)	$34	$(149)
Basic net earnings available to Whirlpool	$(2.72)	$0.50	$(2.22)
Diluted net earnings available to Whirlpool	$(2.72)	$0.50	$(2.22)

Consolidated statement of comprehensive income (loss) for the year ended December 31, 2018:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$(159)	$34	$(125)
Comprehensive income (loss)	$(504)	$34	$(470)
Comprehensive income (loss) available to Whirlpool	$(530)	$34	$(496)

Consolidated statement of cash flows for the year ended December 31, 2018:	As Originally Reported	Effect of Change	As Adjusted
Net earnings	$(159)	$34	$(125)
Inventories	$73	$(46)	$27
Taxes deferred and payable, net	$(67)	$12	$(55)

Consolidated statement of changes in stockholder's equity for the year ended December 31, 2018:	As Originally Reported	Effect of Change	As Adjusted
Net earnings (loss)	$(159)	$34	$(125)
Comprehensive income (loss)	$(504)	$34	$(470)
Total stockholders' equity	$3,205	$108	$3,313

Consolidated statement of changes in stockholder's equity for the year ended December 31, 2017:	As Originally Reported	Effect of Change	As Adjusted
Retained earnings	$7,352	$74	$7,426
Total stockholders' equity	$5,128	$74	$5,202

Segment information	As Originally Reported	Effect of Change	As Adjusted
North America EBIT
2020	$1,766	$(8)	$1,758
2019	$1,462	$(22)	$1,440
2018	$1,342	$46	$1,388
North America Total Assets
2020	$7,511	$86	$7,597
2019	$7,791	$92	$7,883
2018	$7,161	$108	$7,269
Total Whirlpool Operating Profit
2020	$1,623	$(8)	$1,615
2019	$1,571	$(22)	$1,549
2018	$279	$46	$325
Total Whirlpool EBIT
2020	$1,644	$(8)	$1,636
2019	$1,739	$(22)	$1,717
2018	$171	$46	$217
Total Whirlpool Total Assets
2020	$20,350	$86	$20,436
2019	$18,881	$92	$18,973
2018	$18,347	$108	$18,455
Certain line items in our unaudited quarterly results of operations were adjusted as a result of the retrospective application of the change in accounting principle as follows:

Quarterly results of operations (unaudited) for the three months ended December 31, 2020	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$4,434	$(2)	$4,432
Gross margin	$1,364	$2	$1,366
Operating profit (loss)	$716	$2	$718
Net earnings (loss)	$501	$2	$503
Net earnings (loss) available to Whirlpool	$497	$2	$499
Basic net earnings (loss)	$7.90	$0.03	$7.93
Diluted net earnings (loss)	$7.77	$0.03	$7.80

Quarterly results of operations (unaudited) for the three months ended September 30, 2020	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$4,136	$7	$4,143
Gross margin	$1,155	$(7)	$1,148
Operating profit (loss)	$570	$(7)	$563
Net earnings (loss)	$398	$(5)	$393
Net earnings (loss) available to Whirlpool	$397	$(5)	$392
Basic net earnings (loss)	$6.35	$(0.08)	$6.27
Diluted net earnings (loss)	$6.27	$(0.08)	$6.19

Quarterly results of operations (unaudited) for the three months ended June 30, 2020	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$3,411	$6	$3,417
Gross margin	$631	$(6)	$625
Operating profit (loss)	$77	$(6)	$71
Net earnings (loss)	$25	$(5)	$20
Net earnings (loss) available to Whirlpool	$35	$(5)	$30
Basic net earnings (loss)	$0.55	$(0.08)	$0.47
Diluted net earnings (loss)	$0.55	$(0.08)	$0.47

Quarterly results of operations (unaudited) for the three months ended March 31, 2020	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$3,625	$(3)	$3,622
Gross margin	$700	$3	$703
Operating profit (loss)	$260	$3	$263
Net earnings (loss)	$147	$2	$149
Net earnings (loss) available to Whirlpool	$152	$2	$154
Basic net earnings (loss)	$2.42	$0.04	$2.46
Diluted net earnings (loss)	$2.41	$0.04	$2.45

Quarterly results of operations (unaudited) for the three months ended December 31, 2019	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$4,334	$19	$4,353
Gross margin	$1,048	$(19)	$1,029
Operating profit (loss)	$424	$(19)	$405
Net earnings (loss)	$288	$(15)	$273
Net earnings (loss) available to Whirlpool	$288	$(15)	$273
Basic net earnings (loss)	$4.56	$(0.23)	$4.33
Diluted net earnings (loss)	$4.52	$(0.23)	$4.29

Quarterly results of operations (unaudited) for the three months ended September 30, 2019	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$4,350	$2	$4,352
Gross margin	$741	$(2)	$739
Operating profit (loss)	$693	$(2)	$691
Net earnings (loss)	$364	$(1)	$363
Net earnings (loss) available to Whirlpool	$358	$(1)	$357
Basic net earnings (loss)	$5.62	$(0.02)	$5.60
Diluted net earnings (loss)	$5.57	$(0.02)	$5.55

Quarterly results of operations (unaudited) for the three months ended June 30, 2019	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$4,254	$2	$4,256
Gross margin	$932	$(2)	$930
Operating profit (loss)	$191	$(2)	$189
Net earnings (loss)	$72	$(1)	$71
Net earnings (loss) available to Whirlpool	$67	$(1)	$66
Basic net earnings (loss)	$1.04	$(0.02)	$1.02
Diluted net earnings (loss)	$1.04	$(0.02)	$1.02

Quarterly results of operations (unaudited) for the three months ended March 31, 2019	As Originally Reported	Effect of Change	As Adjusted
Cost of products sold	$3,948	$(1)	$3,947
Gross margin	$812	$1	$813
Operating profit (loss)	$263	$1	$264
Net earnings (loss)	$474	$1	$475
Net earnings (loss) available to Whirlpool	$471	$1	$472
Basic net earnings (loss)	$7.36	$0.01	$7.37
Diluted net earnings (loss)	$7.31	$0.01	$7.32

Schedule of Property, Plant and Equipment
The following table summarizes our property at December 31, 2020 and 2019:

Millions of dollars	2020	2019	Estimated Useful Life
Land	$92	$97	n/a
Buildings	1,517	1,540	10 to 50 years
Machinery and equipment	8,370	8,108	3 to 20 years
Accumulated depreciation	(6,780)	(6,444)
Property plant and equipment, net	$3,199	$3,301

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
We adopted the following standards, none of which had a material impact on our Consolidated Financial Statements:

Standard		Effective Date
2018-13	Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement	January 1, 2020
2018-14	Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20): Disclosure Framework - Changes to the Disclosure Requirements for Defined Benefit Plans	January 1, 2020
2018-15	Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40) Customer's Accounting for Implementation Costs Incurred In a Cloud Computing Arrangement That Is a Service Contract	January 1, 2020
2018-18	Collaborative Arrangements (Topic 808) - Clarifying the Interaction between Topic 808 and Topic 606	January 1, 2020
The FASB has issued the following relevant standards, which are not expected to have a material impact on our Consolidated Financial Statements:

Standard		Effective Date
2019-12	Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes	January 1, 2021
2020-06	Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entities Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entities Own Equity	January 1, 2022